Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 106,770	$ 124,491
Other payables	14,888	10,426
Total	$ 121,658	$ 134,917